Putnam Investments
                                            One Post Office Square
                                            Boston, MA 02109
                                            October 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Capital Appreciation Fund (Reg. No. 33-49583 and 811-07061)
    (the "Fund")
    Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 28, 2004.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

                                            Very truly yours,

                                            Putnam Capital Appreciation Fund

                                            /s/ Charles E. Porter

                                        By: --------------------------------
                                            Charles E. Porter
                                            Executive Vice President,
                                            Associate Treasurer
                                            and Principal Executive Officer

cc: Ropes & Gray LLP